OTHER BORROWINGS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 28, 2024
Other Borrowings
Interest rate				36.00%
Interest rate	15.00%
Interest expense	$ 269,729	$ 140,505	$ 74,106